Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
US current tax expense	$ 4,911
Foreign current tax expense
US deferred tax expense (benefit)	1,172	970	(79,870)
Provision for income tax expenses (benefit)	$ 6,083	$ 970	$ (79,870)